Leases - Future Minimum Commitments Chartered-in Vessels (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Future minimum commitments, net of commissions under chartered-in vessels
Charter hire expense for chartered-in pushboats and barges	$ 2,468	$ 1,286	$ 3,587
Chartered-in vessels
Future minimum commitments, net of commissions under chartered-in vessels
2015	206
2016	32
Total	$ 238